Employee Benefits - Summary of Weighted-Average Assumptions (Details) - yr	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	5.9	6
Benefit Obligations
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	7.50%	6.90%
Benefit Obligations | Weighted Average
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average rate of increase in compensation levels	8.00%	8.00%
Net Periodic Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	6.90%	7.80%	7.80%
Weighted average duration of defined benefit obligation	6.1	6.1	6.4
Discount rate	In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.
Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.
Net Periodic Benefit Cost | Weighted Average
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average rate of increase in compensation levels	8.00%	8.00%	8.00%
Weighted average rate of increase in compensation levels	The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Expected guaranteed interest rate	8.60%	8.60%
Provident Fund | Less Than 1 Year
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	7.50%	6.90%